Exhibit 99.7

EXHIBIT 99.7	CLAYTON WAIVED CONDITIONS SUMMARY

Client Name:
Client Project Name:	SEMT 2024-2
Start - End Dates:	1/13/2021 - 1/10/2024
Deal Loan Count:	209

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Legal Documents	CRDLGL2642	Missing proof that HELOC has been paid and closed to future draws	1
Credit	Terms/Guidelines	CRDTER146	Missing lender's loan approval/underwriting form	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	7
Credit	Credit/Mtg History	CRDCRMH2662	Number of mortgaged properties exceeds guideline limit	1
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	2
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	5
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	1
Credit	Income/Employment	CRDINC2159	Missing Tax Return Transcripts from IRS as required by guidelines	1
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	2
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	8
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	2
Credit	Income/Employment	CRDINC3258	Missing Profit and Loss statement for one or more Self Employed borrowers	1
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	3
Credit	Insurance	CRDINSR5351	Insurance Effective date is greater than the transaction date	3
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	1
Property Valuations	Property	PRVAPROP2556	Acreage exceeds property eligibility guidelines	1
Property Valuations	Appraisal	PRVAAPPR169	Appraisal includes one or more issue(s)	1
Property Valuations	Appraisal	PRVAAPPR3116	Missing updated valuation	2
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	4
Compliance	RESPA	CMPRESPA2700	RESPA - List of homeowners counseling organizations not provided w/in 3 days of application	1
Total				48

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